Premiums Written and Earned - Schedule of Net Premiums Written and Earned (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Effects of Reinsurance [Line Items]
Gross, premiums written									$ 551,983	$ 658,653	$ 817,532
Ceded, premiums written									(119,159)	(113,600)	(163,185)
Net, premiums written									432,824	545,053	654,347
Gross, premiums earned									729,918	949,530	862,113
Ceded, premiums earned									(157,826)	(145,483)	(166,334)
Net, premiums earned	$ 108,146	$ 161,724	$ 142,871	$ 159,351	$ 185,336	$ 175,802	$ 190,962	$ 251,947	572,092	804,047	695,779
Operating Segments | Run-off
Effects of Reinsurance [Line Items]
Gross, premiums written									5,191	(25,069)	(8,910)
Ceded, premiums written									(2,204)	(269)	(307)
Net, premiums written									2,987	(25,338)	(9,217)
Gross, premiums earned									71,522	197,009	25,230
Ceded, premiums earned									(12,827)	(28,513)	(15,803)
Net, premiums earned									58,695	168,496	9,427
Operating Segments | Legacy Underwriting
Effects of Reinsurance [Line Items]
Gross, premiums written									546,792	683,722	826,442
Ceded, premiums written									(116,955)	(113,331)	(162,878)
Net, premiums written									429,837	570,391	663,564
Gross, premiums earned									658,396	752,521	836,883
Ceded, premiums earned									(144,999)	(116,970)	(150,531)
Net, premiums earned									$ 513,397	$ 635,551	$ 686,352